Report of Directors Corporate Governance - Scheme awards (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 24, 2020 GBP (£) shares	Dec. 31, 2021 installment £ / shares	Dec. 31, 2019	Feb. 21, 2020 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share) | £ / shares				£ 4.262
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period		3 years	3 years
Number of installments | installment		5
Long-Term Incentive Awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retention period		1 year
Maximum | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period		10 years
Ewen Stevenson | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,716
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	637,197
Award as a percentage of base salary		286.00%
Expected dividend yield		5.00%
Expected dividend yield (in gbp per share) | £ / shares		£ 3.324
Ewen Stevenson | Long-Term Incentive Awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | Long-Term Incentive Awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | Long-Term Incentive Awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | Long-Term Incentive Awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Ewen Stevenson | Long-Term Incentive Awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 4,767
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	1,118,554
Award as a percentage of base salary		293.00%
Noel Quinn | Deferred shares | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Noel Quinn | Deferred shares | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%